Schedule of Other Unsecured Loans (Details) (Parenthetical) - Senior Subordinated Promissory Note [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Debt, principal amount	$ 20
Debt yield return percentage	11.00%